Share-Based Payments (Details) - Schedule of Outstanding Warrants and their Exercise Price - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Warrants and their Exercise Price [Abstract]
Warrants, Granted	455,500	393,050
Weighted average exercise price, Granted	$ 2.91	$ 6.76
Potential shares from exercise of warrants, Granted	455,500	393,050
Weighted average exercise price per potential share, Granted	$ 2.91	$ 6.76
Warrants , Outstanding ending	1,637,773
Weighted average exercise price, Outstanding ending	$ 9.64
Potential shares from exercise of warrants, Outstanding ending	1,637,773
Weighted average exercise price per potential share, Outstanding ending	$ 9.64
Warrants , Outstanding Exercisable	759,841
Weighted average exercise price, Outstanding Exercisable	$ 14.07
Potential shares from exercise of warrants, Outstanding Exercisable	759,841
Weighted average exercise price per potential share, Outstanding Exercisable	$ 14.07
Warrants , Outstanding beginning		1,225,778
Weighted average exercise price, Outstanding beginning		$ 12.34
Potential shares from exercise of warrants, Outstanding beginning		1,225,778
Weighted average exercise price per potential share, Outstanding beginning		$ 12.34